Supplemental Cash Flow Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 26, 2020	Dec. 28, 2019
Supplemental Cash Flow Elements [Abstract]
Schedule of Supplemental Cash Flow Informations
	Q3 2020 YTD	Q3 2019 YTD
Cash paid for:
Interest	$6,417	$6,494
Income taxes	—	146

Non-Cash Investing and Financing Activities:
Deferred purchase price of UK factoring facility	$6,017	$10,833
Shares issued to Jackson Investment Group	324	—
Dividends accrued to related parties	596	1,149

	Fiscal 2019	Fiscal 2018
Cash paid for:
Interest	$7,225	$6,657
Income taxes	324	268

Non Cash Investing and Financing Activities:
Deferred purchase price of UK factoring facility	$13,856	$12,586
Shares issued in connection with Jackson term loan	75	899
Increase in lease liabilities from obtaining right-of-use assets – ASC 842 adoption	5,965	-
Shares issued for purchase consideration	-	21
Warrants adjustments in connection with Jackson term loan	-	682